Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2007	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Assets Held under Capital Leases [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 14, 2012 Predecessor [Member] Scenario, Previously Reported [Member]	Feb. 14, 2012 Predecessor [Member] Assets Held under Capital Leases [Member]	Dec. 31, 2011 Predecessor [Member] Assets Held under Capital Leases [Member]	Dec. 31, 2010 Predecessor [Member] Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale		$ 2.1
Total depreciation expense (excluding capital lease depreciation)	38.4			12.0	12.0	34.0	23.0			3.0	43.9	47.3	3.4
Total Capitalized interest expense	0.2									0	0.4	0.5
Amortization expense of assets recorded under capital leases									1.1					0.2	1.2	1.1
Future interest payments, 2013	0.5
Future interest payments, 2014	0.4
Future interest payments, 2015	0.4
Future interest payments, 2016	0.3
Future interest payments, 2017	0.2
Future interest payments, thereafter	0.5
Rental expense								14.3		2.3	13.9	12.6
Asset retirement obligation	1.0	2.6	1.7
Accretion of discount	$ 0.1	$ 0.2